2. Basis of Presentation	12 Months Ended
Dec. 31, 2017
Basis Of Presentation
Basis of Presentation

Note 2 — Basis of Presentation

(a)	Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and its related interpretations as issued by the International Accounting Standards Board (IASB).

(b)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following which are measured at fair value:

•	Investment properties; and
•	Derivative financial instruments

(c)	Functional and presentation currency

The consolidated financial statements are presented in US dollars, which is the Group’s functional currency. All financial information presented in US dollars has been rounded to the nearest dollar amount, except when otherwise indicated.

(d)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent liabilities at the reporting date. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

(e)	Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its wholly-owned subsidiaries as of December 31, 2017, 2016 and 2015.

The Subsidiaries are consolidated from September 30, 2013 (the date of Business Combination), being the date on which the Company obtained control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses resulting from intra-group transactions are eliminated in consolidation.

On July 7, 2015, the Company ceased control of SIM through the closing of the SIM Purchase Agreement in exchange for the return of 220,000 of the Company’s shares. SIM’s operating results through July 7, 2015 are reported as discontinued operations on the Group’s consolidated statements of loss and comprehensive loss for the year ended December 31, 2015.

On November 10, 2017, the Company ceased control of Nova through the closing of the Nova Purchase Agreement in exchange for the return of 53,828 of the Company’s shares. Nova’s operating results through November 10, 2017 are reported as discontinued operations on the Group’s consolidated statements of loss and comprehensive loss for the years ended December 31, 2017, 2016 and 2015.

On December 31, 2017, the Company ceased operations of Imperatrice through a voluntary liquidation process. Imperatrice’s operating results through December 31, 2017 are reported as continuing operations in the Group’s consolidated statement of loss and comprehensive loss for the years ended December 31, 2017, 2016 and 2015.